UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
       [_] is a restatement.
       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Park West Asset Management LLC
Address:    900 Larkspur Landing Circle, Suite 165
            Larkspur, California 94939

Form 13F File Number:028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                  May 15, 2008


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0

Form 13 F Information Table Entry Total:           49

Form 13 F Information Table Value Total: $297,524,203

List of Other Included Managers:                 NONE

                         Park West Asset Management LLC
                            Form 13 F Holdings Report
                                 March 31, 2008



Column 1                             Column 2    Column 3  Column 4          Column 5         Column 6 Column 7        Column 8
--------------------------------    ----------  ---------  --------  -----------------------  -------- --------  ------------------
                                     Title of               Value     Shares/     Sh/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                         Class      Cusip    (x$1000)   Prn Amt     Prn   Call  Dscretn   Mngrs     Sole   Shared None
--------------------------------    ----------  ---------  --------   --------  ------ -----  -------- --------  ------- ------ ----
ALLIANCE DATA SYSTEMS CORP          COM        018581108    3,064,000    64,500  SH             SOLE                64,500
ALLIANCE IMAGING INC                COM        018606202    8,673,000 1,008,462  SH             SOLE             1,008,462
ALTRIA GROUP INC                    COM        02209S103    2,844,000   128,087  SH             SOLE               128,087
APPLE, INC                          COM        037833100    6,260,000    43,627  SH             SOLE                43,627
ASHLAND INC                         COM        044209104    4,326,000    91,457  SH             SOLE                91,457
ATLAS AMERICA, INC                  COM        049167109   23,359,000   386,475  SH             SOLE               386,475
CAI INTERNATIONAL, INC              COM        12477X106    8,020,000   624,115  SH             SOLE               624,115
CVR ENERGY, INC                     COM        12662P108    6,376,000   276,867  SH             SOLE               276,867
CALPINE CORP                        COM        131347304    9,173,000   498,017  SH             SOLE               498,017
COMCAST CORP CL A                   COM        20030N101    8,139,000   420,842  SH             SOLE               420,842
CONOCOPHILLIPS                      COM        20825C104    3,429,000    45,000  SH             SOLE                45,000
CONSOL ENERGY INC                   COM        20854P109    2,993,000    43,253  SH             SOLE                43,253
CONSTELLATION ENERGY GROUP          COM        210371100    4,812,000    54,513  SH             SOLE                54,513
CORN PRODUCTS INTL INC              COM        219023108    3,700,000    99,620  SH             SOLE                99,620
COVAD COMMUNICATIONS GROUP          COM        222814204    7,191,000 7,344,915  SH             SOLE             7,344,915
COVANTA HOLDING CORP                COM        22282E102    2,857,000   103,875  SH             SOLE               103,875
CYPRESS SEMICONDUCTOR CORP          COM        232806109   12,527,000   530,596  SH             SOLE               530,596
DAVITA INC                          COM        23918K108    3,870,000    81,039  SH             SOLE                81,039
E Z CORP INC CL-A NON VTG           COM        302301106      923,000    75,000  SH             SOLE                75,000
GENTEK INC                          COM        37245X203    7,691,000   255,695  SH             SOLE               255,695
HERTZ GLOBAL HOLDINGS, INC          COM        42805T105    2,070,000   171,620  SH             SOLE               171,620
HHGREGG INC                         COM        42833L108    3,295,000   292,880  SH             SOLE               292,880
HOLLY CORP                          COM        435758305    5,509,000   126,917  SH             SOLE               126,917
HORSEHEAD HOLDING CORP              COM        440694305    1,310,000   113,100  SH             SOLE               113,100
INNOPHOS HOLDINGS INC               COM        45774N108    7,898,000   490,867  SH             SOLE               490,867
ITC HOLDINGS CORP                   COM        465685105    8,546,000   164,156  SH             SOLE               164,156
MEDASSETS, INC                      COM        584045108   13,775,000   929,454  SH             SOLE               929,454
NRG ENERGY, INC                     COM        629377508   12,033,000   308,618  SH             SOLE               308,618
PG&E CORP                           COM        69331C108    7,730,000   209,950  SH             SOLE               209,950
PAIN THERAPEUTICS INC               COM        69562K100    4,238,000   501,552  SH             SOLE               501,552
PORTLAND GENERAL ELECTRIC CO        COM        736508847    8,814,000   390,848  SH             SOLE               390,848
QUALCOMM INC                        COM        747525103    4,982,000   121,500  SH             SOLE               121,500
QUANEX CORP                         COM        747620102    7,176,000   138,700  SH             SOLE               138,700
RSC HOLDINGS INC                    COM        74972L102    6,144,000   563,700  SH             SOLE               563,700
RTI INTERNATIONAL METALS            COM        74973W107    2,351,000    52,000  SH             SOLE                52,000
SOLERA HOLDINGS INC                 COM        83421A104   15,206,000   624,234  SH             SOLE               624,234
SUNPOWER CORP CL A                  PUT        867652109    8,471,787   113,700  SH   PUT       SOLE               113,700
TEMPUR-PEDIC INTL INC               COM        88023U101    3,894,000   354,000  SH             SOLE               354,000
TERNIUM SA                          ADR        880890108    9,948,000   277,257  SH             SOLE               277,257
TRINITY INDUSTRIES INC              COM        896522109    6,416,000   240,736  SH             SOLE               240,736
U.S. GLOBAL INVESTORS INC CL A      PUT        902952100      343,916    25,400  SH   PUT       SOLE                25,400
URS CORP                            COM        903236107    2,919,000    89,295  SH             SOLE                89,295
WALTER INDS INC                     COM        93317Q105    3,552,000    56,717  SH             SOLE                56,717
WILLDAN GROUP INC                   COM        96924N100      473,000    79,792  SH             SOLE                79,792
WRIGHT EXPRESS CORP                 COM        98233Q105    5,679,000   184,800  SH             SOLE               184,800
ZAPATA CORP                         COM        989070602    1,098,000   157,813  SH             SOLE               157,813
CASTLEPOINT HOLDINGS LTD            COM        G19522112    1,539,000   158,176  SH             SOLE               158,176
TEEKAY CORP                         COM        Y8564W103    5,516,000   129,874  SH             SOLE               129,874
TEEKAY CORP                         CALL       Y8564W103    6,370,500   150,000  SH   CALL      SOLE               150,000